Leases-Group as Lessor	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Leases-Group as Lessor
18.	Leases—Group as Lessor

Operating leases—Group as lessor

In 2015, 2016 and 2017, the Group subleased part of its head office to a third party. There was no minimum payment requirement in the sublease arrangement, and sublease income was based on the actual square footage occupied by the third party.

Future minimum rentals payable under non-cancelable operating leases are as follows:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Within one year	19	23
After one year but not more than five years	—	25

	19	48

The Group recognized sublease income of 51 million yen, 54 million yen and 49 million yen for the years ended December 31, 2015, 2016 and 2017, respectively.